Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Dreyfus High Yield Fund | Class A
Prospectus:
Trading Symbol	DPLTX
Dreyfus High Yield Fund | Class C
Prospectus:
Trading Symbol	PTHIX
Dreyfus High Yield Fund | Class I
Prospectus:
Trading Symbol	DLHRX